Related Party Transactions (Details) - CyberStep, Inc. [Member] ¥ in Thousands	Aug. 20, 2024 JPY (¥)
Related Party Transactions [Line Items]
Principal shareholder amount	¥ 200,000
Interest rate of loan percentage	2.00%
Maturity date	Aug. 29, 2025